Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments In Affiliated Companies, Partnership And Other Companies [Abstract]
Current assets	$ 272,274	$ 278,141
Non-current assets	67,151	69,507
Total assets	339,425	347,648
Current liabilities	158,548	186,555
Non-current liabilities	24,809	34,688
Shareholders' equity	156,068	126,405
Total liabilities	$ 339,425	$ 347,648